SEGMENT INFORMATION - Geographical Segment Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographical segment data:
Fixed assets	$ 1,369,665	$ 1,535,757
Indonesia
Geographical segment data:
Revenues	68,089	68,474	$ 72,495
Fixed assets	149,247	163,230
Brazil
Geographical segment data:
Revenues	64,368	63,098	94,588
Fixed assets	203,889	214,018
Jordan
Geographical segment data:
Revenues	57,535	57,337	57,144
Fixed assets	254,881	261,163
Kuwait
Geographical segment data:
Revenues	40,379	48,093	47,645
Fixed assets	262,530	258,942
United Arab Emirates
Geographical segment data:
Revenues	$ 0	$ 56,823	$ 44,726